TAXES RECOVERABLE	12 Months Ended
Dec. 31, 2020
Note 6 - TAXES RECOVERABLE

The Company’s taxes recoverable consist of the Mexican I.V.A. (“VAT”) and income taxes recoverable and Canadian sales taxes (“GST”) recoverable.

	December 31, 2020	December 31, 2019
VAT recoverable	$2,328	$2,652
GST recoverable	16	42
Income taxes recoverable	2,700	2,789
	$5,044	$5,483